2. Investment Securities (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Available for sale Securities
Amortized Cost - Available for sale Securities	$ 32,958,173	$ 35,260,521
Gross Unrealized Gains - Available for sale Securities	73,336	125,057
Gross Unrealized Losses - Available for sale Securities	84,615	196,976
Fair Value - Available for sale Securities	32,946,894	35,188,602
Held-to-Maturity Securities
Fair Value - Held-to-Maturity	42,234,000	38,370,000
U.S. GSE debt securities
Available for sale Securities
Amortized Cost - Available for sale Securities	19,929,061	29,220,333
Gross Unrealized Gains - Available for sale Securities	50,378	114,102
Gross Unrealized Losses - Available for sale Securities	72,289	195,521
Fair Value - Available for sale Securities	19,907,150	29,138,914
U.S. Government securities
Available for sale Securities
Amortized Cost - Available for sale Securities	3,997,451	6,040,188
Gross Unrealized Gains - Available for sale Securities	3,486	10,955
Gross Unrealized Losses - Available for sale Securities	0	1,455
Fair Value - Available for sale Securities	4,000,937	6,049,688
Agency mortgage-backed securities (Agency MBS)
Available for sale Securities
Amortized Cost - Available for sale Securities	9,031,661
Gross Unrealized Gains - Available for sale Securities	19,472
Gross Unrealized Losses - Available for sale Securities	12,326
Fair Value - Available for sale Securities	9,038,807
US States and Political Subdivisions Debt Securities [Member]
Held-to-Maturity Securities
Amortized Cost - Held-to-Maturity	41,810,945	37,936,911
Gross Unrealized Gains - Held-to-Maturity	423,055	433,089
Gross Unrealized Losses - Held-to-Maturity	0	0
Fair Value - Held-to-Maturity	$ 42,234,000	$ 38,370,000